Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies [Abstract]
Maturity of commitments and contingencies
	For the Years Ended December 31,
in CHF thousands	2017	2016
Within one year	9,686	9,175
Between one and three years	2,546	1,624
Between three and five years	140	-
More than five years	-	-
Total	12,372	10,799